Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expense [Abstract]
2025	$ 206,421
2026	206,421
2027	206,421
2028	206,421
2029	206,421
Thereafter	6,622,662
Total	$ 7,654,767	$ 132